Derivatives, Gains (Losses) Recognized on Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total amounts presented in the consolidated statement of income and other comprehensive income
Debt securities	$ 14,955	$ 14,406	$ 12,946
Mortgage loans held for sale	813	777	786
Deposits	(8,635)	(5,622)	(3,013)
Long-term debt	(7,350)	(6,703)	(5,157)
Other	3,181	2,473	1,603
Total recorded in OCI, Derivative gains (losses)	275	(238)	(1,083)
Derivatives (Textual) [Abstract]
Deferred net gains (losses) on derivatives in other comprehensive income	$ (221)
Maximum length of time hedged in cash flow hedge	11 years
Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Recognized on derivatives, Total recorded in OCI	$ (3)	(254)	(253)
Interest contracts [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Recognized on derivatives, Total recorded in OCI	0	0	0
Foreign exchange contract [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Recognized on derivatives, Total recorded in OCI	(3)	(254)	(253)
Debt securities [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Total gains (losses) (pre-tax) recognized on fair value hedges	50	(180)	(547)
Debt securities [Member] | Interest contracts [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	(187)	(469)
Recognized on derivatives	(2,082)	845	(43)
Recognized on hedged items	2,096	(877)	(52)
Total gains (losses) (pre-tax) recognized on fair value hedges	14	(219)	(564)
Debt securities [Member] | Foreign exchange contract [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	35	33	14
Recognized on derivatives	(5)	7	13
Recognized on hedged items	6	(1)	(10)
Total gains (losses) (pre-tax) recognized on fair value hedges	36	39	17
Mortgage loans held for sale [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Total gains (losses) (pre-tax) recognized on fair value hedges	(4)	(10)	(14)
Mortgage loans held for sale [Member] | Interest contracts [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	2	(3)	(5)
Recognized on derivatives	1	15	(5)
Recognized on hedged items	(7)	(22)	(4)
Total gains (losses) (pre-tax) recognized on fair value hedges	(4)	(10)	(14)
Mortgage loans held for sale [Member] | Foreign exchange contract [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges	0	0	0
Deposits [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Total gains (losses) (pre-tax) recognized on fair value hedges	79	(47)	52
Deposits [Member] | Interest contracts [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	58	(41)	36
Recognized on derivatives	463	27	(20)
Recognized on hedged items	(442)	(33)	36
Total gains (losses) (pre-tax) recognized on fair value hedges	79	(47)	52
Deposits [Member] | Foreign exchange contract [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges	0	0	0
Long-term debt [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Total gains (losses) (pre-tax) recognized on fair value hedges	(204)	(169)	1,127
Long-term debt [Member] | Interest contracts [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	169	292	1,286
Recognized on derivatives	5,001	(1,923)	(912)
Recognized on hedged items	(4,910)	1,843	938
Total gains (losses) (pre-tax) recognized on fair value hedges	260	212	1,312
Long-term debt [Member] | Foreign exchange contract [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	(483)	(434)	(210)
Recognized on derivatives	308	135	(230)
Recognized on hedged items	(289)	(82)	255
Total gains (losses) (pre-tax) recognized on fair value hedges	(464)	(381)	(185)
Other noninterest income [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Total gains (losses) (pre-tax) recognized on fair value hedges	(8)	(90)	263
Other noninterest income [Member] | Interest contracts [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges	0	0	0
Other noninterest income [Member] | Foreign exchange contract [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	0	0	0
Recognized on derivatives	(358)	(1,204)	3,118
Recognized on hedged items	350	1,114	(2,855)
Total gains (losses) (pre-tax) recognized on fair value hedges	(8)	(90)	263
Derivative gains (losses) [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Total gains (losses) (pre-tax) recognized on fair value hedges	(87)	(496)	880
Derivative gains (losses) [Member] | Interest contracts [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	229	61	847
Recognized on derivatives	3,383	(1,035)	(979)
Recognized on hedged items	(3,263)	910	917
Total gains (losses) (pre-tax) recognized on fair value hedges	349	(64)	785
Derivative gains (losses) [Member] | Foreign exchange contract [Member] | Fair value hedging [Member]
Gains (losses) recognized on fair value hedging relationships
Amounts related to interest settlements on derivatives	(448)	(401)	(196)
Recognized on derivatives	(55)	(1,062)	2,901
Recognized on hedged items	67	1,031	(2,610)
Total gains (losses) (pre-tax) recognized on fair value hedges	$ (436)	$ (432)	$ 95